Goodwill and Intangible Assets - Summary of Change in Net Carrying Value of Goodwill (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jul. 29, 2017	Jul. 30, 2016	Oct. 29, 2016	Oct. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at beginning of period	$ 84,507	$ 82,825	$ 82,825	$ 82,825
Activity from prior year acquisitions	1,082
Acquisition activity	44,157	1,770	1,682	0
Balance at end of period	$ 129,746	$ 84,595	$ 84,507	$ 82,825